Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at March 31, 2018 related to operating cash flows are:

	Contract Amount		Primary Currency
Forward exchange contract to purchase currency	CHF	4,275	Swiss Francs
	US$	48,370	U.S. dollars
		€15,987	Euros

Forward exchange contract to sell currency	US$	90,060	U.S. dollars
		€28,915	Euros
		£20,285	Pounds Sterling

Schedule of Aging of Trade Receivables
The aging of trade receivables is as follows:

	Total		Past due
		Current	< 30 days	31-60 days	> 60 days
	$	$	$	$	$
Trade accounts receivable	9,722	4,306	2,785	1,033	1,598
Credit card receivables	3,048	3,048	—	—	—
March 31, 2018	12,770	7,354	2,785	1,033	1,598

Trade accounts receivable	7,904	1,135	1,972	2,013	2,784
Credit card receivables	3,429	3,429	—	—	—
March 31, 2017	11,333	4,564	1,972	2,013	2,784

Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 31, 2018:

Contractual obligations	2019	2020	2021	2022	2023	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	109,556	—	—	—	—	—	109,556
Revolving facility	—	—	—	—	—	—	—
Term loan	—	—	—	146,649	—	—	146,649
Interest commitments relating to long-term debt (1)	8,618	8,618	8,618	5,746	—	—	31,600
Foreign exchange forward contracts	(1,368)	—	—	(3,867)	—	—	(5,235)
Operating leases	16,711	17,283	17,449	17,378	17,511	64,884	151,216
Pension obligation	—	—	—	—	—	1,390	1,390

(1)	Interest commitments are calculated based on the loan balance and the interest rate payable on the Term Loan of 5.88% as at March 31, 2018.